Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Phantom restricted share units
share-based compensation
Summary of the activity related to restricted share units

	US$ denominated (1)			Canadian $ denominated (1)
	Number of restricted			Number of restricted
	share units		Grant-date	share units		Grant-date
	Non-vested	Vested	fair value	Non-vested	Vested	fair value
Outstanding, January 1, 2018	419,260	—	$5.52	—	145,345	$4.75
Granted	356,337	—	$6.30	—	—	$—
Forfeited	(39,627)	—	$5.75	—	—	$—
Outstanding, December 31, 2018	735,970	—	$5.88	—	145,345	$4.75
Granted	465,430	—	$6.18	—	—	$—
Forfeited	(72,472)	—	$5.91	—	—	$—
Vested	(365,760)	365,760	$5.52	—	—	$—
Settled in cash	—	(365,760)	$5.52	—	(145,345)	$4.75
Outstanding, December 31, 2019	763,168	—	$6.23	—	—	$—
Granted	357,966	—	$11.11	—	—	$—
Forfeited	(55,836)	—	$6.21	—	—	$—
Vested	(348,435)	348,435	$6.30	—	—	$—
Settled in cash	—	(348,435)	$6.30	—	—	$—
Outstanding, December 31, 2020	716,863	—	$8.55	—	—	$—

(1)Amounts reflect retrospective application of a 4.5-for-one share subdivision, which occurred in connection with TELUS International (Cda) Inc.'s sale of shares to the public on February 3, 2021 (see Note 17).

Phantom performance restricted share units
share-based compensation
Summary of the activity related to restricted share units

	2020 (1)			2019 (1)			2018 (1)
	Number of restricted			Number of restricted			Number of restricted
	share units			share units			share units
			Grant-date			Grant-date			Grant-date
Years Ended December 31	Non-vested	Vested	fair value	Non-vested	Vested	fair value	Non-vested	Vested	fair value
Outstanding, beginning of year	1,338,565	—	$6.96	1,720,345	—	$5.61	1,223,887	—	$5.41
Granted	—	—	$—	426,433	—	$8.46	496,458	—	$6.14
Forfeited	(37,826)	—	$8.46	(11,250)	—	$6.18	—	—	$—
Vested	(633,960)	633,960	$6.23	(796,963)	796,963	$4.87	—	—	$—
Settled in cash	—	(633,960)	$6.23	—	(796,963)	$4.87	—	—	$—
Outstanding, end of year	666,779	—	$7.23	1,338,565	—	$6.96	1,720,345	—	$5.61

(1)

Amounts reflect retrospective application of a 4.5-for-one share subdivision, which occurred in connection with TELUS International (Cda) Inc.’s sale of shares to the public on February 3, 2021 (see Note 17).

TELUS Corporation restricted share units
share-based compensation
Summary of the activity related to restricted share units

	2020			2019			2018
	Phantom TELUS			Phantom TELUS			Phantom TELUS
	Corporation restricted			Corporation restricted			Corporation
	share units			share units			restricted
			Weighted			Weighted	share units		Weighted
			average			average			average
Years Ended December 31			grant‑date			grant‑date			grant‑date
Canadian $ denominated	Non‑vested	Vested	fair value	Non‑vested	Vested	fair value	Non‑vested	Vested	fair value
Outstanding, beginning of year	253,622	—	$23.78	263,128	—	$16.45	283,106	—	$21.84
Granted	13,217	—	$24.97	94,342	—	$21.38	83,040	—	$22.55
Issued in lieu of dividends	10,156	—	$15.42	9,214	—	$26.99	—	—	$—
Vested	(113,737)	113,737	$25.49	(113,062)	113,062	$21.25	(98,048)	98,048	$19.84
Settled in cash	—	(113,737)	$25.49	—	(113,062)	$21.25	—	(98,048)	$19.84
Forfeited	(6,509)	—	$23.59	—	—	—	(4,970)	—	$20.49
Outstanding, end of year	156,749	—	$24.17	253,622	—	$23.78	263,128	—	$16.45

TELUS International (Cda) Inc. share options
share-based compensation
Summary of the activity related to share option awards

	US $ denominated				Canadian $ denominated
	Number of share				Number of share
	option units				option units
			Weighted				Weighted
			average				average
			exercise				exercise
	Non-vested	Vested	price		Non-vested	Vested	price
Outstanding, January 1, 2018[1]	3,363,543	—	$6.69		—	242,244	$4.75
Granted	500,764	—	$6.18		—	—	$—
Outstanding, December 31, 2018	3,864,307	—	$6.63		—	242,244	$4.75
Granted	612,351	—	$8.46		—	—	$—
Outstanding, December 31, 2019	4,476,658	—	$6.91		—	242,244	$4.75
Vested	(3,822,025)	3,822,025	$6.21		—	—	$—
Exercised	—	(554,602)	$6.21		—	—	$—
Outstanding, December 31, 2020	654,633	3,267,423	$6.94	[2]	—	242,244	$4.75	[3]
Exercisable, December 31, 2020	—	3,267,423	$6.58		—	242,244	$4.75

(1)

Amounts reflect retrospective application of a 4.5-for-one share subdivision, which occurred in connection with TELUS International (Cda) Inc.’s sale of shares to the public on February 3, 2021 (see Note 17).

(2)	For options outstanding at the end of the period, the exercise prices ranged from $3.54 to $8.95. The weighted-average remaining expected life was 6.4 years.
(3)	For options outstanding at the end of the period, the exercise price is $4.75. The weighted-average remaining expected life was 5.6 years.